Loans and borrowings (Details Narrative) $ in Thousands, € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Convertible promissory notes | €		€ 1.7
Accrued interest	$ 560
Quality industrial corp [member]
IfrsStatementLineItems [Line Items]
Convertible promissory notes	$ 1,934		$ 2,066